Concentrations, Commitments and Contingencies	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]
Concentrations Commitments And Contingencies [Line Items]
Concentrations, Commitments and Contingencies
9.	Concentrations, Commitments and Contingencies

(a)	Customer Concentrations

At January 31, 2014, five customers accounted for approximately 26% of total accounts receivable and individually 7%, 6%, 6%, 4% and 3% of the total accounts receivable.  At January 31, 2013, four customers accounted for approximately 38% of total accounts receivable and individually 18%, 7%, 7% and 6% of the total accounts receivable.  For the six months ended January 31, 2014, four customers accounted for approximately 35% of total revenue and individually 10%, 10%, 8% and 7% of total revenue.  For the six months ended January 31, 2013, four customers accounted for approximately 42% of total revenue and individually 18%, 13%, 7% and 4% of total revenue.

(b)	Commitments

At January 31, 2014, the Company had outstanding commitments for inventory purchases under open purchase orders of approximately $1,383,000.

Cortelco has a line of credit with available borrowings based on an asset formula involving accounts receivable and inventories up to a maximum of $1,000,000, none of which was drawn on in the current or prior fiscal year. The line of credit is secured by substantially all of Cortelco’s assets and expires December 15, 2014. The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.

CSPR has a $800,000 revolving line of credit, $250,000 and none of which was drawn on as of January 31, 2014 and July 31, 2013, respectively, secured by trade accounts receivable and bears interest at 2% over Citibank’s base rate. The agreement has certain covenant requirements and expires November 30, 2014.

(c)	Litigation and Claims

The Municipal Revenue Collection Center of Puerto Rico (“CRIM”) conducted a personal property tax audit of CSPR for the years 1999 and 2000 which resulted in assessments of approximately $320,000 (approximately $559,807 as of February 14, 2014, including interest and penalties).  The assessments arose from CRIM’s disallowances of certain credits for overpayments from 1999 and 2000, claimed in the 2001 through 2003 personal property tax returns.  During the audit process, CRIM alleged that some components of the inventory reported as exempt should be taxable.  The parties met several times and an informal administrative hearing was held on September 27, 2006.  CSPR submitted its position in writing within the time period provided by CRIM.  CSPR believed it had strong arguments to support its position that the components of inventory qualify as raw material and that  a settlement could be reached for an amount less than the assessment.  Accordingly, the Company had previously recorded a liability, which had a balance of $96,000 as of July 31, 2013. On February 12, 2014 CSPR received a payment demand notice from the CRIM in the amount of $559,807, but provided that if CSPR entered into a settlement agreement on or prior to March 27, 2014, CSPR could settle the outstanding amount for $320,000 and take advantage of an amnesty provision which would eliminate accumulated interest and penalties. Management is working with CRIM on the settlement proposal to settle this claim for the initial assessment of approximately $320,000 and has recorded an additional liability of $224,000 as of January 31, 2014 in anticipation of this settlement.

The Company is involved in various other matters of litigation, claims, and assessments arising in the ordinary course of business. In the opinion of management, the eventual disposition of these matters will not have a material adverse effect on the financial statements.

14.       Commitments and Contingencies

(a)        Operating Leases

The Company is obligated under non-cancelable operating lease agreements for its warehouse, office facilities and certain office equipment. Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672

Rent expense for operating leases for the years ended July 31, 2013 and 2012 totaled $248,000 and $242,000, respectively.

The Company currently shares office space and personnel with Symbio S.A. in San Jose, California. The Company is not assessed facility rent in exchange for utilization of shared employees.

The Company leases approximately 77,000 sq. ft. of office and warehouse space in Corinth, Mississippi. The lease has monthly rent of approximately $12,000 and expired in December 2010. The Company now leases the property on a month-to-month basis.

The Company leases approximately 17,236 sq. ft. of office and warehouse space in Caguas, Puerto Rico from the Puerto Rico Industrial Development Company, under an amended lease agreement that expires in August 2019.

(b)       Litigation

The Company is involved in various matters of litigation, claims, and assessments arising in the ordinary course of business. In the opinion of management, the eventual disposition of these matters will not have a material adverse effect on the financial statements.

The Municipal Revenue Collection Center of Puerto Rico (“CRIM”) conducted a personal property tax audit for the years 1999 and 2000 which resulted in assessments of approximately $320,000 (approximately $551,000 as of August 21, 2013, including interest and penalties). The assessments arose from CRIM’s disallowances of certain credits for overpayments from 1999 and 2000, claimed in the 2001 through 2005 personal property tax returns. During the audit process, CRIM alleged that some components of the inventory reported as exempt should be taxable. The parties met several times and an informal administrative hearing was held on September 27, 2006. CSPR submitted its position in writing within the time period provided by CRIM. CSPR believes it has strong arguments to support its position that the components of inventory qualify as raw material. However, management believes a settlement may be reached for an amount less than the assessment.  Accordingly, the Company has recorded a liability of $96,000 as of July 31, 2013 and 2012.

8.	Concentrations, Commitments and Contingencies

(a)	Customer Concentrations

At January 31, 2014, five customers accounted for approximately 23% of total accounts receivable and individually 7%, 6%, 4% , 4% and 2% of the total accounts receivable. At January 31, 2013, four customers accounted for approximately 38% of total accounts receivable and individually 18%, 7%, 7% and 6% of the total accounts receivable. For the six months ended January 31, 2014, four customers accounted for approximately 34% of total revenue and individually 11%, 10%, 8% and 5% of total revenue. For the six months ended January 31, 2013, four customers accounted for approximately 42% of total revenue and individually 18%, 13%, 7% and 4% of total revenue.

(b)	Commitments

At January 31, 2014, the Company had outstanding commitments for inventory purchases under open purchase orders of approximately $1,383,000.

Cortelco has a line of credit with available borrowings based on an asset formula involving accounts receivable and inventories up to a maximum of $1,000,000, none of which was drawn on in the current or prior fiscal year. The line of credit is secured by substantially all of Cortelco’s assets and expires December 15, 2014. The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.

CSPR has a $800,000 revolving line of credit, $250,000 and none of which was drawn as of January 31, 2014 and July 31, 2013, respectively, secured by trade accounts receivable and bears interest at 2% over Citibank’s base rate. The agreement has certain requirements and expires November 30, 2014.

(c)	Litigation

The Municipal Revenue Collection Center of Puerto Rico (“CRIM”) conducted a personal property tax audit for the years 1999 and 2000, which resulted in assessments of approximately $320,000 (approximately $559,807 as of February 14, 2014, including interest and penalties). The assessments arose from CRIM’s disallowances of certain credits for overpayments from 1999 and 2000, claimed in the 2001 through 2003 personal property tax returns. During the audit process, CRIM alleged that some components of the inventory reported as exempt should be taxable. The parties met several times and an informal administrative hearing was held on September 27, 2006. CSPR submitted its position in writing within the time period provided by CRIM. CSPR believed it had strong arguments to support its position that the components of inventory qualify as raw material and that a settlement could be reached for an amount less than the assessment.  Accordingly, the Company had previously recorded a liability, which had a balance of $96,000 as of July 31, 2013. On February 12, 2014 CSPR received a payment demand notice from the CRIM in the amount of $559,807, but provided that if CSPR entered into a settlement agreement on or prior to March 27, 2014, CSPR could settle the outstanding amount for $320,000 and take advantage of an amnesty provision which would eliminate accumulated interest and penalties. Management is working with CRIM on the settlement proposal to settle this claim for the initial assessment of approximately $320,000 and has recorded an additional liability of $224,000 as of January 31, 2014 in anticipation of this settlement.

The Company is involved in various other matters of litigation, claims, and assessments arising in the ordinary course of business.  In the opinion of management, the eventual disposition of these matters will not have a material adverse effect on the financial statements.

13.	Commitments and Contingencies

(a)	Operating Leases

The Company is obligated under non-cancelable operating lease agreements for its warehouse, office facilities and certain office equipment. Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672

Rent expense for operating leases for the years ended July 31, 2013 and 2012 totaled $248,000 and $242,000, respectively.

The Company currently shares office space and personnel with Symbio S.A. in San Jose, California. The Company is not assessed facility rent in exchange for utilization of shared employees.

The Company leases approximately 77,000 sq. ft. of office and warehouse space in Corinth, Mississippi. The lease has monthly rent of approximately $12,000 and expired in December 2010. The Company now leases the property on a month-to-month basis.

The Company leases approximately 17,236 sq. ft. of office and warehouse space in Caguas, Puerto Rico from the Puerto Rico Industrial Development Company, under an amended lease agreement that expires in August 2019.

(b)	Litigation

The Company is involved in various matters of litigation, claims, and assessments arising in the ordinary course of business. In the opinion of management, the eventual disposition of these matters will not have a material adverse effect on the financial statements.

The Municipal Revenue Collection Center of Puerto Rico (“CRIM”) conducted a personal property tax audit for the years 1999 and 2000 which resulted in assessments of approximately $320,000 (approximately $530,000 as of July 31, 2013, including interest and penalties). The assessments arose from CRIM’s disallowances of certain credits for overpayments from 1999 and 2000, claimed in the 2001 through 2003 personal property tax returns. During the audit process, CRIM alleged that some components of the inventory reported as exempt should be taxable. The parties met several times and an informal administrative hearing was held on September 27, 2006. CSPR submitted its position in writing within the time period provided by CRIM. CSPR believes it has strong arguments to support its position that the components of inventory qualify as raw material. However, management believes a settlement may be reached for an amount less than the assessment.  Accordingly, the Company has recorded a liability of $96,000 as of July 31, 2013 and 2012.

9.	Commitments and Contingencies

Operating lease

The Company leases an office in Cupertino, California under a cancelable month-to-month operating lease. The Company sublet the office on a month-to-month basis to a related party entity for approximately $551 per month. The majority stockholder of the related party is a stockholder of the Company.

In January 2013, the Company amended its lease agreement to lease additional office space. The amended lease agreement, which included a security deposit of $3,371, commenced February 1, 2013, on a month-to-month basis. In January 2013, March 2013, May 2013, and August 2013, the Company amended its lease agreement to lease additional office space. The Company has paid a total security deposit of $5,478. In conjunction with the amendments, the Company terminated its sublease agreement effective December 31, 2012.

Rent expense was approximately $74,300 for the year ended December 31, 2013.

Guaranteed payments

The Company has entered into agreements to purchase certain patent assets. The agreements include future unconditional guaranteed payments of $18,000,000 representing minimum revenue sharing from the Company’s ability to license the purchased patents to other parties. There are no additional unconditional guaranteed payments after 2017. Inventergy has not made any ongoing net revenue payments to date.  The guaranteed payments are accrued on the Company’s accompanying balance sheet as of December 31, 2013 at net present value using a discount rate of 12%. Expenses related to these payments are deferred as of December 31, 2013 and will be amortized in correlation with the future payment schedule. Future guaranteed payments, and the amount of such payments, associated with these agreements are payable as follows:

Years ending December 31:

2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,489,822)

Guaranteed payments, net of discount	$13,510,178

3.       Commitments and Contingencies

Legal proceedings

The Company may become involved in various legal actions arising in the normal course of business. In the opinion of management, such matters will not have a significant adverse effect on the results of operations or financial position of the Company.

Operating lease

The Company leases an office in Cupertino, California under a cancelable month-to-month operating lease. The Company subleases the office on a month-to-month basis to a related party entity, Silicon Turbine Systems, Inc. (“STS”), for approximately $551 per month. STS’s majority stockholder is the majority member of the Company.

Rent expense was approximately $7,019 for the period ended December 31, 2012.